REVENUES AND COST OF REVENUES	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
REVENUES AND COST OF REVENUES

3. REVENUES AND COST OF REVENUES

The following table identifies the disaggregation of the Company’s revenues for the years ended December 31, 2023 and 2022, respectively:

	December 31,2023	December 31,2022	December 31,2021
Revenues
Electric vehicles and accessories sales	$14,298,967	$16,930,201	$12,401,756

Software royalties	236,005	376,868	1,362,553
Software development and design services	939,946	991,496	364,150
Software royalties and development and design subtotal	1,175,951	1,368,364	1,726,703

Total revenues accounted for under ASC Topic 606	$15,474,918	$18,298,565	$14,128,459

The Company applied a practical expedient to expense costs as incurred for costs to obtain a contract with a customer when the amortization period would have been one year or less. The Company has no material incremental costs of obtaining contracts with customers that the Company expects the benefit of those costs to be longer than one year.

Cost of electric vehicles and accessories revenues consist primarily of cost of products, labor cost, and other overhead expenses. Cost of Software development and design revenues consist primarily of raw material cost, outsourced development cost, and amortization cost of the intangible assets. The following table identifies the disaggregation of the Company’s cost of revenues for the years ended December 31, 2023 and 2022, respectively:

	December 31,2023	December 31,2022	December 31,2021
Cost of revenues
Electric vehicles and accessories	$12,561,601	$14,689,913	$10,594,606
Software development and design services	705,220	583,268	602,708

Total cost of revenues	$13,266,821	$15,273,181	$11,197,314